Restatement of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Jun. 30, 2024
Restatement of Previously Issued Financial Statements [Abstract]
Schedule of Impact of the Restatement

Condensed Statement of Comprehensive Income for year ended 30 June 2024

	As Previously Reported	Adjustment	As Restated
Finance costs	(36,675,866)	6,847,000	(29,828,866)
Listing expenses	(77,266,809)	1,259,650	(76,007,159)
Loss on fair value of warrants	(20,559,781)	(63,600)	(20,623,381)
Loss before income tax	(147,489,254)	8,043,050	(139,446,204)
Loss after tax	(147,489,254)	8,043,050	(139,446,204)
Total loss for the year	(147,489,254)	8,043,050	(139,446,204)
Loss per share for the year	557	(30)	527
Basic loss per share	557	(30)	527

Condensed Statement of Financial Position as of June 30, 2024

	As Previously Reported	Adjustment	As Restated
Warrants liability	45,907,114	(8,043,050)	37,864,064
Total current liabilities	63,436,538	(8,043,050)	55,393,488
Total liabilities	78,460,334	(8,043,050)	70,417,284
Net assets	(19,108,798)	8,043,050	(11,065,748)
Accumulated deficit	(147,489,254)	8,043,050	(139,446,204)
Total equity	(19,108,798)	8,043,050	(11,065,748)